United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                 Registered Management Investment Companies




                                  811-1704

                    (Investment Company Act File Number)


                    Federated American Leaders Fund, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 3/31/06


                Date of Reporting Period: Quarter ended 12/31/05







Item 1.     Schedule of Investments



FEDERATED AMERICAN LEADERS FUND, INC.
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

      Shares                                                                         Value

                       COMMON STOCKS--96.7%
                       Consumer Discretionary--13.1%
     617,800     (2)   Dollar General Corp.                                  $     11,781,446
    1,061,400    (2)   Gannett Co., Inc.                                           64,288,998
    1,872,500    (2)   Gap (The), Inc.                                             33,030,900
    1,576,200    (1)   Goodyear Tire & Rubber Co.                                  27,394,356
     371,100     (2)   Hasbro, Inc.                                                7,488,798
     169,000     (2)   Jones Apparel Group, Inc.                                   5,191,680
    1,954,400    (2)   Mattel, Inc.                                                30,918,608
    1,841,500    (2)   McDonald's Corp.                                            62,095,380
    1,047,900    (2)   News Corp., Inc.                                            16,294,845
    3,074,600    (2)   Time Warner, Inc.                                           53,621,024
                           TOTAL                                                  312,106,035
                       Consumer Staples--7.4%
     632,000     (2)   Altria Group, Inc.                                          47,223,040
     450,200     (2)   Coca-Cola Co.                                               18,147,562
     811,500           SUPERVALU, Inc.                                             26,357,520
    1,057,800    (2)   Safeway Inc.                                                25,027,548
    1,164,600  (1)(,2) Smithfield Foods, Inc.                                      35,636,760
    1,413,100    (2)   Tyson Foods, Inc., Class A                                  24,164,010
                           TOTAL                                                  176,556,440
                       Energy--10.1%
     583,200     (2)   Apache Corp.                                                39,960,864
     408,000           BP PLC, ADR                                                 26,201,760
    1,238,800    (2)   Chevron Corp.                                               70,326,676
    1,240,400    (2)   Exxon Mobil Corp.                                           69,673,268
     286,200           Total SA, Class B, ADR                                      36,175,680
                           TOTAL                                                  242,338,248
                       Financials--33.7%
     967,300     (2)   Ace Ltd.                                                    51,692,512
    1,323,200    (2)   Allstate Corp.                                              71,545,424
     922,500     (2)   American International Group, Inc.                          62,942,175
     569,300           Bank of America Corp.                                       26,273,195
    1,429,000          Citigroup, Inc.                                             69,349,370
    1,627,600          Freddie Mac                                                106,363,660
     550,300           Fannie Mae                                                  26,860,143
     609,000     (2)   J.P. Morgan Chase & Co.                                     24,171,210
     816,200           MBIA Insurance Corp.                                        49,102,592
    1,321,300    (2)   MBNA Corp.                                                  35,873,295
     464,900     (2)   Merrill Lynch & Co., Inc.                                   31,487,677
    1,253,800          Morgan Stanley                                              71,140,612
     428,900     (2)   Nationwide Financial Services, Inc., Class A                18,871,600
     586,800     (2)   RenaissanceRe Holdings Ltd.                                 25,883,748
    1,038,500    (2)   Wachovia Corp.                                              54,895,110
    1,115,700    (2)   Wells Fargo & Co.                                           70,099,431
     137,700     (2)   XL Capital Ltd., Class A                                    9,278,226
                           TOTAL                                                  805,829,980
                       Health Care--8.0%
     580,600           Abbott Laboratories                                         22,893,058
     944,600           AmerisourceBergen Corp.                                     39,106,440
     146,400   (1)(,2) Amgen, Inc.                                                 11,545,104
     912,600   (1)(,2) Boston Scientific Corp.                                     22,349,574
     213,000   (1)(,2) Cephalon, Inc.                                              13,789,620
     178,800     (2)   Guidant Corp.                                               11,577,300
     292,900     (2)   Johnson & Johnson                                           17,603,290
     383,800     (2)   McKesson HBOC, Inc.                                         19,800,242
    1,361,800          Pfizer, Inc.                                                31,757,176
                           TOTAL                                                  190,421,804
                       Industrials--9.2%
     401,400     (2)   Deere & Co.                                                 27,339,354
     694,500     (2)   Eaton Corp.                                                 46,594,005
     120,400     (2)   Illinois Tool Works, Inc.                                   10,593,996
     685,220     (2)   Northrop Grumman Corp.                                      41,188,574
    1,656,000    (2)   Tyco International Ltd.                                     47,792,160
     588,600     (2)   United Technologies Corp.                                   32,908,626
     426,900     (2)   Waste Management, Inc.                                      12,956,415
                           TOTAL                                                  219,373,130
                       Information Technology--6.1%
     161,000   (1)(,2) Check Point Software Technologies Ltd.                      3,236,100
     608,100     (2)   Hewlett-Packard Co.                                         17,409,903
     295,300     (2)   IBM Corp.                                                   24,273,660
    1,819,200          Intel Corp.                                                 45,407,232
    1,340,500          Nokia Oyj, Class A, ADR                                     24,531,150
     457,400     (1)   Oracle Corp.                                                5,584,854
    1,655,600  (1)(,2) Xerox Corp.                                                 24,254,540
                           TOTAL                                                  144,697,439
                       Materials--2.3%
     394,800     (2)   PPG Industries, Inc.                                        22,858,920
     644,100     (2)   United States Steel Corp.                                   30,961,887
                           TOTAL                                                   53,820,807
                       Telecommunication Services--6.8%
    2,097,400    (2)   AT&T, Inc.                                                  51,365,326
     505,800     (2)   Alltel Corp.                                                31,915,980
     785,200     (2)   Sprint Nextel Corp.                                         18,342,272
    1,653,442    (2)   Verizon Communications                                      49,801,673
     542,300           Vodafone Group PLC, ADR                                     11,643,181
                           TOTAL                                                  163,068,432
                           TOTAL COMMON STOCKS (IDENTIFIED COST                   2,308,212,315
                           $1,981,116,140)

                       PREFERRED STOCK--0.8%
                       Consumer Discretionary--0.8%
      20,400     (2)   Interpublic Group Cos., Inc., Conv. Pfd., Series
                       B, $11.81 Annual Dividend (IDENTIFIED COST
                       $20,432,781)                                                18,804,169

                       REPURCHASE AGREEMENTS--26.3%
 $ 280,000,000         Interest in $1,500,000,000 joint repurchase
                       agreement 4.29%, dated 12/30/2005, under which
                       Bear Stearns and Co., Inc will repurchase U.S.
                       Government Agency securities with various
                       maturities to 12/25/2035 for $1,500,715,000 on
                       1/3/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,532,338,295 (held as collateral for
                       securities lending)                                        280,000,000
    62,826,000         Interest in $2,200,000,000 joint repurchase
                       agreement 4.33%, dated 12/30/2005, under which UBS
                       Securities LLC, will repurchase U.S. Government Agency
                       securities with various maturities to 11/25/2035 for
                       $2,201,058,444 on 1/3/2006. The market value of the
                       underlying securities at the end of the period was
                       $2,266,002,803                                              62,826,000
   286,283,000         Interest in $2,000,000,000 joint repurchase
                       agreement 4.29%, dated 12/30/2005, under which Morgan
                       Stanley and Co., Inc will repurchase U.S. Government
                       Agency securities with various maturities to 10/1/2035
                       for $2,000,953,333 on 1/3/2006. The market value of the
                       underlying securities at the end of the period was
                       $2,040,258,529 (held as collateral for
                       securities lending)                                        286,283,000
                           TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                           COST)                                                  629,109,000
                           TOTAL INVESTMENTS --- 123.8%                           2,956,125,484
                           (IDENTIFIED COST $2,630,657,921)(3)
                           OTHER ASSETS AND LIABILITIES --- NET ---               (567,916,970)
                           (23.8)%
                           TOTAL NET ASSETS --- 100%                         $   2,388,208,514

==============================================================================

     1 Non-income producing security.
     2 All or a proportion of these shares are temporarily on loan to affiliated broker/dealers. As of December 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned   Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

       $550,281,325                        $566,283,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

     3 At December 31, 2005, the cost of investments for federal tax purposes amounts to $2,630,657,921. The net unrealized appreciation of investments for federal tax purposes was $325,467,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $388,651,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,184,116.


    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.

    Investment Valuation
    Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

    The following acronym is used throughout this portfolio:

   ADR     --American Depositary Receipt




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated American Leaders Fund, Inc.

By          /S/ Richard A. Novak
            Richard A Novak, Principal Financial Officer
                            (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006